Debt (Details) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 26, 2023	Sep. 20, 2022	Jun. 30, 2023	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2023	Mar. 04, 2021	Feb. 23, 2021	Jan. 25, 2021
Debt (Details) [Line Items]
Senior notes percentage		15.00%						15.00%
Aggregate principal amount		$ 3,458,000
Net proceeds		2,918,000
Fees and expenses		$ 540,000
Bear interest percentage			15.00%			15.00%		15.00%
Interest rate (in Dollars per share)						$ 1,150
Senior promissory notes percentage	15.00%
Common stock price per share (in Dollars per share)								$ 10
Principal amount	$ 1
PIK note purchase agreement description						(i) the issuance of shares of Class A Common Stock in connection with the PIK Offer Note Offer to Amend, (ii) the issuance of shares of Class A Common Stock in connection with the Exchange Offer (as defined in Note 7), (iii) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) in connection with the 2022 Bridge Debenture Release (as defined in Note 7), (iv) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) in (a) a private placement of the Company’s equity, equity-linked or debt securities resulting in gross proceeds to the Company no greater than $5 million (a “Private Placement”) and/or (b) a registered offering of the Company’s equity, equity-linked or debt securities resulting in gross proceeds to the Company no greater than $20 million (a “Public Financing”); provided that (A) the proceeds of a Private Placement resulting in gross proceeds to the Company of at least $2 million are used by the Company to prepay not less than 25% of the Outstanding Principal Balance (as defined in the Senior PIK Notes) as of the date of prepayment on a pro rata basis upon the closing of such Private Placement, and (B) the proceeds of a Public Financing resulting in gross proceeds to the Company of at least $10 million are used by the Company to prepay all of the Outstanding Principal Balance as of the date of prepayment upon the closing of such Public Financing, and (v) the issuance of shares of Class A Common Stock or Common Stock Equivalents (as defined in the PIK Note Purchase Agreement) as Private Placement Additional Consideration (as defined below) (collectively, the “PIK Note Amendment”).
Asset consideration transferred						$ 1,339,000
Amendment cash percentage			10.00%			10.00%
Recognized realted expense						$ 1,596,000
Unamortized debt issuance costs			$ 256,000			256,000
Stock issuance costs						1,339,000
Current liabilities			3,861,000			3,861,000		$ 1,409,000
Amortization of debt			140,000			275,000
Debt issuance cost			354,000			448,000
Contract related interest expense			627,000			1,034,000
Bridge expenses			$ 201,000			$ 201,000
Interest percentage								1,150
Contractual interest expenses								130,000
Original issue discount					12.50%
Cash payments								$ 1,092,000
Outstanding percentage								130.00%
Common stock shares (in Shares)								50,000		1,905,853
Common Class A [Member]
Debt (Details) [Line Items]
Common stock price per share (in Dollars per share)	$ 1.25							$ 2.5
Common stock shares (in Shares)			7,035,000			7,035,000
Senior PIK Notes [Member]
Debt (Details) [Line Items]
Bridge expenses			$ 12,500			$ 12,500
Senior PIK Notes [Member]
Debt (Details) [Line Items]
Bridge expenses			$ 327,000			327,000
PIK Interest [Member]
Debt (Details) [Line Items]
Debt issuance cost						$ 256,000
2021 Bridge Debentures [Member]
Debt (Details) [Line Items]
Net proceeds					$ 9,612,000
Fees and expenses					$ 888,000
Debt issuance cost								$ 91,000
Original issue discount					12.50%
Convertible debentures					$ 11,812,000
Aggregate principal amount											$ 562,000	$ 3,367,000	$ 7,883,000
Cash payments							$ 507,000
Accrued interest, percentage									12.00%
Business coimbation, description								The 2021 Bridge Amendment was executed to provide the Company additional time to finalize the Business Combination. The 2021 Bridge Amendment amended the terms of the 2021 Bridge Debentures to, among other things: (i) permit the Company to undertake another offering of convertible debentures, (ii) allow the Company to extend the maturity dates of the 2021 Bridge Debentures an additional five months following the end of the initial three-month extension period, discussed above, and (iii) implement additional amounts owed on the outstanding balance of the 2021 Bridge Debentures under certain circumstances, the first of which related to the signing of the Merger Agreement and resulted in an increase in the outstanding balance of approximately 135%, which was followed by an additional increase of approximately 145% of the outstanding balance when the 2021 Bridge Debentures remained outstanding at the end of the initial three-month extension period.
Interest expense								$ 1,627,000	$ 508,000
Related party transaction cost amount									$ 1,119,000
2021 Bridge Debentures [Member] | Common Class A [Member]
Debt (Details) [Line Items]
Warrants right of purchase (in Shares)									1,905,853
2021 Bridge Debentures [Member] | Chief Executive Officer [Member]
Debt (Details) [Line Items]
Aggregate principal amount													$ 3,656,000
2022 Bridge Debentures [Member]
Debt (Details) [Line Items]
Interest percentage								10,000
Convertible debentures								$ 30,800,000
Bridge debentures description				The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.			The Company received net proceeds of $28,000 from the sale of the 2022 Bridge Debentures, after an OID of 10%. The 2022 Bridge Debentures were issued in three tranches, with $16,500 in aggregate principal issued on March 1, 2022, $8,250 in aggregate principal issued on March 3, 2022 and the remaining $6,050 in aggregate principal issued on April 27, 2022.
Interest rate percentage								12.00%
Outstanding percentage								120.00%
Unpaid interest rate								130.00%
2022 Bridge Debentures [Member] | Common Class A [Member]
Debt (Details) [Line Items]
Common Stock, share issued (in Shares)								350,000
Investor shares (in Shares)								602,578
Common stock shares (in Shares)								350,000